SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUMMARY OF DETAILED SEGMENT INFORMATION

The detailed segment information of the Company is as follows:

	For the Years ended December 31
	2024			2023			2022
	Education	Campus	Total	Education	Campus	Total	Education	Campus	Total
Revenues	$7,912,718	$—	$7,912,718	$18,611,370	$4,451,384	$23,062,754	13,555,495	$4,638,121	$18,193,616
Depreciation and amortization(1)(2)	$2,058,527	$—	$2,058,527	$2,938,552	$332,498	$3,271,051	1,245,215	$1,105,425	$2,350,640
Loss from operations	$(30,108,322)	$—	$(30,108,322)	$(36,217,860)	$150,525	$(36,067,335)	(32,591,762)	$(9,746,037)	$(42,337,799)
Net Profit/(Loss)	$(24,939,822)	$—	$(24,939,822)	$(5,899,772)	$188,550	$(5,711,222)	(46,113,518)	$(9,892,921)	$(56,006,439)
Interest Expense, net	$1,146,440	$—	$1,146,440	$3,578,911	$115,602	$3,694,513)	(943,916)	$(368,560)	$(1,312,476)
Capital Expenditures	$—	$—	$—	$—	$—	$—	—	$—	$—
Property and equipment, net	$301,531	$—	$301,531	$456,751	$—	$456,751	563,131	$—	$563,131
Total Assets	$101,055,351	$—	$101,055,351	$43,213,773	$—	$43,213,773	88,120,390	$3,139,237	$91,259,627
Total Liabilities	$21,644,921	$—	$21,644,921	$23,498,780	$—	$23,498,780	71,656,141	$5,648,650	$77,304,791

(1)	Consists of $589,415 (2023: $575,309) of Education segment depreciation and amortization which is included in cost of revenue and $1,469,112 (2023: $2,363,243) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $0 (2023: $0) of Campus segment depreciation and amortization which is included in cost of revenue and $0 (2023: $332,498) which is included in operating expenses in the accompanying statements of operations

SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2024			2023
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$13,871,549	—	$13,871,549	$20,318,361	—	$20,318,361
Asia / Pacific	39,977,597	—	39,977,597	3,971,427	—	3,971,427
North America / South America	4,787,378	—	4,787,378	9,290,120	—	9,290,120
	$58,636,524	$—	$58,636,524	$33,579,908	$—	$33,579,908

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2024			2023
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,578,181	$—	$3,578,181	$4,134,861	$2,524,821	$6,659,682
Asia / Pacific	2,215,686	—	2,215,686	3,374,298	1,926,563	5,300,861
North America / South America	2,118,851	—	2,118,851	11,102,211	—	11,102,211
	$7,912,718	$—	$7,912,718	$18,611,370	$4,451,384	$23,062,754